RETIREMENT BENEFIT PLANS - Pension Costs of Defined Benefit Plans Recognized in Profit or Loss by Categories (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit plans	$ 256.8	$ 275.7	$ 281.4
Cost of revenue
Disclosure of defined benefit plans [line items]
Defined benefit plans	169.1	178.5	182.3
Research and development expenses
Disclosure of defined benefit plans [line items]
Defined benefit plans	69.5	75.3	76.1
General and administrative expenses
Disclosure of defined benefit plans [line items]
Defined benefit plans	15.1	18.4	19.3
Marketing expenses
Disclosure of defined benefit plans [line items]
Defined benefit plans	$ 3.1	$ 3.5	$ 3.7